Loans and other financial assets at amortized cost, and loans and receivables_Details of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans other than banks [Line Items]
Present value discount	₩ (6,826)	₩ (10,308)
Allowance for credit losses	(1,575,020)	(1,778,076)
Total	271,032,244	260,819,917
Loans in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	221,484,049	210,701,421
Total	221,484,049	210,701,421
Loans in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	18,534,270	15,239,032
Total	18,534,270	15,239,032
Domestic banker's usance | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,899,651	2,934,366
Total	2,899,651	2,934,366
Credit card accounts | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	8,398,605	8,051,384
Total	8,398,605	8,051,384
Bills bought in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	4,772,093	7,874,457
Total	4,772,093	7,874,457
Bills bought in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	61,362	22,885
Total	61,362	22,885
Factoring receivables | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	20,905	45,851
Total	20,905	45,851
Advances for customers on guarantees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	12,616	13,810
Total	12,616	13,810
Private placement bonds | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	307,339	365,531
Total	307,339	365,531
Securitized loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,250,042	1,377,072
Total	2,250,042	1,377,072
Call loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	3,290,167	2,669,080
Total	3,290,167	2,669,080
Bonds purchased under resale agreements | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	8,981,752	11,701,951
Total	8,981,752	11,701,951
Loan origination costs and fees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	620,791	574,178
Total	620,791	574,178
Others | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Gross carrying amount	980,448	1,037,283
Total	₩ 980,448	₩ 1,037,283